                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2503

                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 08/31

Date of reporting period: 11/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE DIVERSIFIED BOND FUND

                                AT NOV. 30, 2008



NOV. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





BONDS (108.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%          $1,790,000(d)       $1,461,177
 06-15-35                               6.63            2,543,000           1,911,858
Petroleos de Venezuela
 04-12-17                               5.25            3,534,000           1,342,920
                                                                      ---------------
Total                                                                       4,715,955
-------------------------------------------------------------------------------------


SOVEREIGN (0.5%)(C)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75            1,670,000(d)          701,400
Republic of Argentina
 09-12-13                               7.00            2,762,000             787,170
Republic of Argentina
 Sr Unsecured
 12-15-35                               2.28            3,350,000(e)          157,450
Republic of Colombia
 01-27-17                               7.38            1,495,000           1,367,925
 09-18-37                               7.38            1,320,000           1,095,600
Republic of El Salvador
 06-15-35                               7.65            1,313,000(d)          748,410
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              742,000(d)          482,300
 10-12-35                               8.50              987,000(d)          641,550
 01-17-38                               7.75              850,000(d)          535,500
Republic of Philippines
 01-15-16                               8.00              425,000             395,250
 01-14-31                               7.75            1,979,000           1,781,100
Republic of Turkey
 09-26-16                               7.00              450,000             382,500
 04-03-18                               6.75            1,429,000           1,157,490
 03-17-36                               6.88            3,506,000           2,454,200
Republic of Uruguay
 05-17-17                               9.25              678,000             596,640
Republic of Venezuela
 02-26-16                               5.75              714,000             326,655
 05-07-23                               9.00            1,600,000             792,000
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              715,000             411,125
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63            1,592,000           1,138,280
Russian Federation
 03-31-30                               7.50              968,240(d)          798,798
                                                                      ---------------
Total                                                                      16,751,343
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (20.6%)
Federal Farm Credit Bank
 10-17-12                               4.50            1,060,000           1,110,779
Federal Home Loan Mtge Corp
 03-15-09                               5.75              170,000             172,380
 05-28-10                               2.38            1,160,000           1,166,851
 07-17-15                               4.38           75,935,000          79,085,922
 12-14-18                               5.00           31,666,000          31,143,479
 03-15-31                               6.75           13,360,000          17,008,269
 04-16-37                               6.00           46,875,000          47,911,500
Federal Natl Mtge Assn
 01-02-14                               5.13           46,467,000          47,762,965
 04-15-15                               5.00           37,060,000          40,043,256
 07-15-37                               5.63           16,325,000          17,876,534
U.S. Treasury
 06-30-10                               2.88            6,195,000(s)        6,390,527
 10-31-10                               1.50           37,665,000          38,047,526
 10-31-13                               2.75           39,635,000          41,204,903
 11-15-18                               3.75           66,735,000          71,229,202
 02-15-29                               5.25           47,085,000          56,932,404
 02-15-38                               4.38           13,735,000          15,912,217
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           65,943,291(m)       59,372,239
 01-15-15                               1.63          112,303,100(m)       98,418,815
                                                                      ---------------
Total                                                                     670,789,768
-------------------------------------------------------------------------------------


ASSET-BACKED (1.7%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            7,000,000(h)        6,628,125
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            4,775,000(d)        4,439,485
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,948,852           1,653,378
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                               5.69            5,750,000           3,470,700
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               1.65            1,598,384(i)        1,110,571
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                               1.55            9,250,000(i)        7,246,802
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04            4,149,997(d,h)      3,710,307
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            9,650,000(d,h)      7,785,138
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
 10-25-25                               3.85            1,262,714(h,i)      1,195,829
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               0.00            9,525,000(k)          952,500
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           15,000,000(k)        2,842,965
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                              31.33           11,700,000(k)        1,507,311
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                              50.00            6,800,000(k)          586,160
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57            3,601,404           3,520,070
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31            1,500,000(u)          139,818
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              980,000(u)           70,342
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01            1,435,000(u)           86,409
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                               1.58            1,050,000(i)          921,747


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45%          $4,400,000(d)       $4,198,392
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                               5.24            2,135,000(h)        1,961,188
                                                                      ---------------
Total                                                                      54,027,237
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (7.9%)(F)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45           13,425,000           8,245,761
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00            1,674,341           1,610,899
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57              475,000             427,578
Bear Stearns Commercial Mtge Securities
 Series 2007-PW16 Cl A1
 06-11-40                               5.59           10,437,268           8,559,794
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            6,425,000           4,150,903
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68           12,775,000          11,694,958
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            3,150,000           2,116,017
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.70           12,800,000           7,965,239
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23            3,225,000           2,563,012
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03            3,500,225           3,460,884
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               2.67            2,700,000(d,i)      2,177,065
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72            6,400,000           4,169,133
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18            7,400,000           6,554,264
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60            3,800,000           2,964,629
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82            1,531,763           1,359,890
Federal Natl Mtge Assn #386558
 10-01-10                               4.85              464,960             469,507
Federal Natl Mtge Assn #555806
 10-01-13                               5.10              439,519             444,783
Federal Natl Mtge Assn #725217
 02-01-14                               4.78            1,005,087           1,004,590
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              354,549             360,264
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77              400,000             294,706
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77            2,068,600(d)        2,030,736
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            3,100,000(d)        2,520,994
GMAC Commercial Mtge Securities
 Series 1999-C1 Cl B
 05-15-33                               6.30            8,000,000           7,967,448
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88            3,550,000           3,192,115
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44           16,350,000          10,548,562
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
 03-10-39                               5.48            5,950,000           2,601,329
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55              375,000             264,922
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               3.03            9,050,000(d,i)      4,909,456
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80            9,800,000           1,466,168
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            2,461,154           2,123,831
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97            1,628,718           1,413,786
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            7,419,000           5,778,494
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                               5.08              425,000             377,317
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            4,150,000           3,918,511
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            8,469,378           7,551,954
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00           14,900,000           6,758,831
JPMorgan Chase Commercial Mtge Securities
 Series 2006-CB17 Cl A1
 12-12-43                               5.28            5,323,114           4,649,359
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            5,200,000           3,398,750
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            9,225,000           7,065,951
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP8 Cl A4
 05-15-45                               5.40               50,000              31,849
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            6,000,000           3,644,978
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90           11,225,000           3,851,097
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.40            4,725,000(d)          788,298
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            4,700,000           4,320,776
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A6
 08-15-29                               5.02            3,500,000           2,713,203
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            5,100,000           3,862,465
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            5,500,000           3,551,279
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            5,300,000           3,252,641
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            6,950,000           4,300,544
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61            1,174,328           1,011,619
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                               6.15            4,450,000           2,909,188
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                               5.08              876,724             838,847
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71            2,420,552           2,088,387
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34            2,278,841           2,176,637
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            5,200,000           4,813,104
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80            3,675,000           2,815,315
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               5.88            6,200,000           4,122,275
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.09            9,475,000           6,739,385


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08%         $18,750,000(d)      $14,300,065
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89              574,581             572,133
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            5,017,000           3,939,488
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56           29,675,000          20,510,543
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            3,200,000           2,442,895
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            5,475,000           4,123,035
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            1,575,000           1,009,531
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34           11,755,000           4,170,129
                                                                      ---------------
Total                                                                     258,032,096
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (45.0%)(F,O)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                               5.90            7,670,302(j)        5,059,114
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.18            5,940,973(j)        3,036,195
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                               1.56              824,353(j)          180,333
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            6,148,938           5,090,009
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                               6.00            7,894,093           6,885,133
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00           15,778,226           7,632,100
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              307,119(d,n)         39,158
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                               5.85            5,605,769(j)        3,571,609
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                               6.00            1,920,308             909,671
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
 09-25-37                               6.00            5,190,666           3,333,383
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                               6.20            5,411,665(j)        4,005,023
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10            6,475,000(d,j)      4,945,165
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                               5.98           13,395,149(j)        7,683,183
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,750,522           1,536,631
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                               5.00            7,083,498           4,744,837
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73            5,560,229(k)          781,749
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75            3,195,999           3,072,154
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                               5.50           14,871,888          10,467,834
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
 11-25-35                               6.00           11,284,512           5,176,329
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                               5.50            5,042,839           3,950,423
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                               5.50            4,910,171           3,882,599
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            4,663,642           3,868,586
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                               5.50            2,274,430           1,930,668
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            6,530,943           4,466,699
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            7,923,171           3,978,921
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00            9,240,000           5,858,377
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00           10,618,533           6,921,848
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00           14,242,376           7,152,350
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                               6.50           16,130,550           7,223,470
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                               6.50           17,945,612           8,574,638
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                               1.75              917,611(i)          231,104
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               1.89           15,756,618(i)        3,680,870
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                               5.50           14,418,326           9,788,129
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                               5.56            1,289,230(j)          589,849
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            5,762,229(d)        4,725,287
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.33            3,717,132(j)        2,086,380
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 2A1
 03-20-36                               5.33            6,250,830(j)        3,613,935
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                               6.00           10,711,517(j)        6,016,148


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
 11-25-18                               6.00%          $1,559,881          $1,355,147
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
 06-25-37                               1.50              278,832(i)          246,836
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                               5.24           25,321,358(k)           22,283
Federal Home Loan Mtge Corp
 12-01-38                               6.00           30,000,000(g)       30,646,860
 12-01-38                               6.50           56,000,000(g)       57,610,000
Federal Home Loan Mtge Corp #170216
 03-01-17                               8.50                6,150               6,577
Federal Home Loan Mtge Corp #1B3592
 09-01-37                               6.00            5,479,286(j)        5,586,239
Federal Home Loan Mtge Corp #1J1445
 01-01-37                               5.88           12,585,235(j)       12,668,657
Federal Home Loan Mtge Corp #284190
 01-01-17                               8.00                  219                 233
Federal Home Loan Mtge Corp #290970
 04-01-17                               8.00                7,984               8,427
Federal Home Loan Mtge Corp #295114
 06-01-17                               8.50                3,385               3,620
Federal Home Loan Mtge Corp #540861
 09-01-19                               8.50               31,443              33,716
Federal Home Loan Mtge Corp #A00304
 04-01-21                               9.00               37,418              40,867
Federal Home Loan Mtge Corp #A12692
 10-01-32                               6.00               68,742              70,843
Federal Home Loan Mtge Corp #A13854
 09-01-33                               6.00              115,080             118,335
Federal Home Loan Mtge Corp #B10254
 10-01-18                               5.50              339,921             346,704
Federal Home Loan Mtge Corp #B12280
 02-01-19                               5.50              190,498             194,300
Federal Home Loan Mtge Corp #C00103
 03-01-22                               8.50               89,038              95,832
Federal Home Loan Mtge Corp #C00144
 08-01-22                               8.50               80,321              86,438
Federal Home Loan Mtge Corp #C00356
 08-01-24                               8.00              303,997             321,724
Federal Home Loan Mtge Corp #C00666
 10-01-28                               7.00               39,159              40,845
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            1,381,778           1,408,642
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00              109,316             112,218
Federal Home Loan Mtge Corp #C62993
 01-01-32                               6.50              850,863             882,920
Federal Home Loan Mtge Corp #C63552
 01-01-32                               6.50            1,417,739           1,474,467
Federal Home Loan Mtge Corp #C64703
 03-01-32                               6.50              795,610             828,604
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00              661,106             691,677
Federal Home Loan Mtge Corp #C77372
 03-01-33                               6.00              229,499             236,061
Federal Home Loan Mtge Corp #C78031
 04-01-33                               5.50            7,863,795           8,007,093
Federal Home Loan Mtge Corp #C79930
 06-01-33                               5.50            6,569,785           6,680,577
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            6,092,770           6,252,685
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50            4,497,766           4,584,075
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50              853,633             880,405
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50            3,301,167           3,373,334
Federal Home Loan Mtge Corp #E74288
 12-01-13                               6.00               89,668              91,450
Federal Home Loan Mtge Corp #E79810
 11-01-14                               7.50              696,895             735,159
Federal Home Loan Mtge Corp #E90216
 05-01-17                               6.00              952,647             971,611
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            7,586,779           7,707,098
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            8,027,998           8,160,032
Federal Home Loan Mtge Corp #G00286
 02-01-25                               8.00              129,131             136,661
Federal Home Loan Mtge Corp #G01108
 04-01-30                               7.00            2,366,537           2,468,315
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00              249,876             260,160
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00            2,267,314           2,360,630
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            8,774,897           9,033,161
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00           25,842,649          26,008,780
Federal Home Loan Mtge Corp #G03419
 07-01-37                               6.00            8,855,513           9,051,896
Federal Home Loan Mtge Corp #G11302
 07-01-17                               7.00            2,408,135           2,525,266
Federal Home Loan Mtge Corp #G30225
 02-01-23                               6.00            8,219,809           8,445,470
Federal Home Loan Mtge Corp #H01724
 09-01-37                               6.00            1,586,774           1,598,489
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                              14.70            3,966,652(k)          643,341
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              27.74              287,346(k)           17,412
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              77.27            6,160,552(k)          333,674
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
 03-15-22                               7.00              198,887             198,887
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            7,955,556           8,045,811
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50            2,954,859           3,094,748
Federal Natl Mtge Assn
 12-01-23                               4.50            9,000,000(g)        8,997,192
 12-01-23                               5.00            4,300,000(g)        4,348,375
 12-01-38                               5.00           67,975,000(g)       68,421,051
 12-01-38                               5.50          168,500,000(g)      171,290,696
 12-01-38                               6.00           59,400,000(g)       60,717,966
 12-01-38                               7.00           30,000,000(g)       31,162,500
Federal Natl Mtge Assn #125479
 04-01-27                               7.50              195,073             205,783
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              275,519             294,623
Federal Natl Mtge Assn #190944
 05-01-24                               6.00            4,684,643           4,821,383
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              227,831             246,208
Federal Natl Mtge Assn #231309
 09-01-23                               6.50               66,568              69,071
Federal Natl Mtge Assn #231310
 09-01-23                               6.50              355,555             368,926
Federal Natl Mtge Assn #250330
 09-01-25                               8.00              211,747             224,187
Federal Natl Mtge Assn #250495
 03-01-26                               7.00              467,210             490,281
Federal Natl Mtge Assn #250765
 12-01-26                               8.00              172,239             182,306
Federal Natl Mtge Assn #251116
 08-01-27                               8.00              217,159             229,652
Federal Natl Mtge Assn #252440
 05-01-29                               7.00              167,896             175,943
Federal Natl Mtge Assn #252498
 06-01-29                               7.00                4,709               4,935
Federal Natl Mtge Assn #253883
 08-01-16                               6.00            2,109,700           2,163,761
Federal Natl Mtge Assn #254236
 03-01-17                               6.50            1,243,862           1,281,012
Federal Natl Mtge Assn #254383
 06-01-32                               7.50              306,248             322,486
Federal Natl Mtge Assn #254587
 12-01-22                               5.50              470,649             480,740
Federal Natl Mtge Assn #254802
 07-01-18                               4.50            2,295,269           2,317,710
Federal Natl Mtge Assn #254916
 09-01-23                               5.50            8,633,867           8,812,371
Federal Natl Mtge Assn #255788
 06-01-15                               5.50            2,605,813           2,713,092
Federal Natl Mtge Assn #256135
 02-01-36                               5.50            3,413,710           3,412,606
Federal Natl Mtge Assn #268071
 01-01-24                               6.50               98,671             102,382


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #303226
 02-01-25                               8.00%             $88,667             $93,897
Federal Natl Mtge Assn #313049
 08-01-11                               8.50              281,717             294,580
Federal Natl Mtge Assn #323715
 05-01-29                               6.00              372,928             384,228
Federal Natl Mtge Assn #323933
 09-01-29                               7.00            3,241,196           3,396,544
Federal Natl Mtge Assn #408207
 01-01-28                               6.50              110,143             114,604
Federal Natl Mtge Assn #455791
 01-01-29                               6.50              405,873(s)          420,908
Federal Natl Mtge Assn #489888
 05-01-29                               6.50            1,601,397           1,660,717
Federal Natl Mtge Assn #493945
 04-01-29                               6.50               70,655              73,288
Federal Natl Mtge Assn #496029
 01-01-29                               6.50            1,682,842           1,745,704
Federal Natl Mtge Assn #518159
 09-01-14                               7.00              279,885             291,267
Federal Natl Mtge Assn #545008
 06-01-31                               7.00            2,058,872           2,167,837
Federal Natl Mtge Assn #545216
 03-01-09                               5.91               41,430              41,328
Federal Natl Mtge Assn #545342
 04-01-13                               7.00              263,004             264,436
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              251,577             264,769
Federal Natl Mtge Assn #545868
 08-01-32                               7.00               85,471              89,938
Federal Natl Mtge Assn #545869
 07-01-32                               6.50            1,750,471           1,819,490
Federal Natl Mtge Assn #545885
 08-01-32                               6.50            3,179,119           3,331,113
Federal Natl Mtge Assn #545910
 08-01-17                               6.00            3,547,865           3,640,397
Federal Natl Mtge Assn #555340
 04-01-33                               5.50              238,644             243,759
Federal Natl Mtge Assn #555343
 08-01-17                               6.00            3,393,541           3,478,379
Federal Natl Mtge Assn #555375
 04-01-33                               6.00           19,295,372          19,847,546
Federal Natl Mtge Assn #555458
 05-01-33                               5.50           17,754,441          18,087,336
Federal Natl Mtge Assn #555528
 04-01-33                               6.00           13,652,496          13,997,922
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            7,065,241           7,142,789
Federal Natl Mtge Assn #555794
 09-01-28                               7.50              696,888             736,122
Federal Natl Mtge Assn #567840
 10-01-30                               7.00            1,097,675           1,150,286
Federal Natl Mtge Assn #582154
 05-01-31                               6.50               92,634              96,008
Federal Natl Mtge Assn #587859
 12-01-16                               5.50            3,240,374           3,323,264
Federal Natl Mtge Assn #597374
 09-01-31                               7.00              651,803             684,668
Federal Natl Mtge Assn #606882
 10-01-31                               7.00              817,883             857,058
Federal Natl Mtge Assn #611831
 02-01-31                               7.50               31,709              33,424
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              224,253             230,000
Federal Natl Mtge Assn #634650
 04-01-32                               7.50              115,697             121,832
Federal Natl Mtge Assn #638969
 03-01-32                               5.50            1,403,907           1,439,757
Federal Natl Mtge Assn #643362
 04-01-17                               6.50              559,734             576,451
Federal Natl Mtge Assn #646147
 06-01-32                               7.00            2,583,450           2,720,121
Federal Natl Mtge Assn #646446
 06-01-17                               6.50              881,549             907,878
Federal Natl Mtge Assn #649068
 06-01-17                               6.50            1,520,775           1,587,451
Federal Natl Mtge Assn #649263
 08-01-17                               6.50            1,506,647           1,572,443
Federal Natl Mtge Assn #650009
 09-01-31                               7.50               49,442              52,117
Federal Natl Mtge Assn #654208
 10-01-32                               6.50            1,749,584           1,810,019
Federal Natl Mtge Assn #654682
 10-01-32                               6.00            1,021,604           1,047,864
Federal Natl Mtge Assn #654689
 11-01-32                               6.00            1,158,396           1,190,321
Federal Natl Mtge Assn #656908
 09-01-32                               6.50            1,441,150           1,497,440
Federal Natl Mtge Assn #661815
 10-01-32                               6.00              118,641             122,030
Federal Natl Mtge Assn #662061
 09-01-32                               6.50            2,286,147           2,365,116
Federal Natl Mtge Assn #667604
 10-01-32                               5.50              245,957             250,796
Federal Natl Mtge Assn #667787
 02-01-18                               5.50            1,314,306           1,344,230
Federal Natl Mtge Assn #670382
 09-01-32                               6.00            8,784,077           9,006,326
Federal Natl Mtge Assn #670387
 08-01-32                               7.00            1,081,890           1,133,733
Federal Natl Mtge Assn #677089
 01-01-33                               5.50              526,713             537,077
Federal Natl Mtge Assn #678028
 09-01-17                               6.00            4,301,879           4,409,426
Federal Natl Mtge Assn #678065
 02-01-33                               6.50              368,039             382,361
Federal Natl Mtge Assn #678937
 01-01-18                               5.50            2,082,138           2,135,548
Federal Natl Mtge Assn #678941
 02-01-18                               5.50            2,588,473           2,655,160
Federal Natl Mtge Assn #679095
 04-01-18                               5.00            4,290,147           4,373,651
Federal Natl Mtge Assn #680961
 01-01-33                               6.00              484,167             497,941
Federal Natl Mtge Assn #681080
 02-01-18                               5.00              821,668             837,661
Federal Natl Mtge Assn #681166
 04-01-32                               6.50              319,381             331,012
Federal Natl Mtge Assn #681400
 03-01-18                               5.50            3,952,930           4,052,094
Federal Natl Mtge Assn #682825
 01-01-33                               6.00            1,411,514           1,447,227
Federal Natl Mtge Assn #683100
 02-01-18                               5.50              142,844             146,546
Federal Natl Mtge Assn #683116
 02-01-33                               6.00              220,219             225,790
Federal Natl Mtge Assn #684586
 03-01-33                               6.00            2,812,224           2,892,776
Federal Natl Mtge Assn #686172
 02-01-33                               6.00            2,321,585           2,380,324
Federal Natl Mtge Assn #686528
 02-01-33                               6.00            2,905,596           2,989,075
Federal Natl Mtge Assn #687051
 01-01-33                               6.00            9,143,527           9,339,630
Federal Natl Mtge Assn #689026
 05-01-33                               5.50            1,082,037           1,105,583
Federal Natl Mtge Assn #689093
 07-01-28                               5.50            3,007,892           3,084,701
Federal Natl Mtge Assn #694628
 04-01-33                               5.50            5,786,960           5,912,456
Federal Natl Mtge Assn #694795
 04-01-33                               5.50            6,713,348           6,857,472
Federal Natl Mtge Assn #694988
 03-01-33                               5.50            9,275,428           9,477,747
Federal Natl Mtge Assn #695202
 03-01-33                               6.50            3,227,215           3,332,639
Federal Natl Mtge Assn #695909
 05-01-18                               5.50            1,739,580           1,784,074
Federal Natl Mtge Assn #699424
 04-01-33                               5.50            3,886,178           3,969,811
Federal Natl Mtge Assn #702427
 04-01-33                               5.50            3,314,907           3,383,491
Federal Natl Mtge Assn #704005
 05-01-33                               5.50              910,977             928,048
Federal Natl Mtge Assn #705655
 05-01-33                               5.00              426,437             430,244
Federal Natl Mtge Assn #709093
 06-01-33                               6.00              143,443             146,983
Federal Natl Mtge Assn #709901
 06-01-18                               5.00              416,880             424,951
Federal Natl Mtge Assn #710823
 05-01-33                               5.50              588,891             601,779
Federal Natl Mtge Assn #711503
 06-01-33                               5.50              100,968             103,347
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            2,192,013           2,237,332
Federal Natl Mtge Assn #723687
 08-01-28                               5.50            3,659,703           3,753,156
Federal Natl Mtge Assn #725232
 03-01-34                               5.00           17,028,078          17,180,114
Federal Natl Mtge Assn #725424
 04-01-34                               5.50            1,598,908           1,628,870
Federal Natl Mtge Assn #725425
 04-01-34                               5.50           23,832,053          24,304,580
Federal Natl Mtge Assn #725431
 08-01-15                               5.50              101,981             104,717
Federal Natl Mtge Assn #725684
 05-01-18                               6.00            7,652,724           7,836,233
Federal Natl Mtge Assn #725813
 12-01-33                               6.50            8,390,764           8,664,868


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #726940
 08-01-23                               5.50%             $71,676             $73,854
Federal Natl Mtge Assn #730153
 08-01-33                               5.50            1,023,697           1,042,880
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           17,980,285          18,129,585
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           29,788,249          30,346,446
Federal Natl Mtge Assn #735578
 06-01-35                               5.00           17,749,065          17,885,352
Federal Natl Mtge Assn #735841
 11-01-19                               4.50            1,524,379           1,532,613
Federal Natl Mtge Assn #738921
 11-01-32                               6.50              770,093             800,484
Federal Natl Mtge Assn #743262
 10-01-18                               5.00            2,741,937           2,792,746
Federal Natl Mtge Assn #743347
 10-01-33                               6.00               83,362              85,686
Federal Natl Mtge Assn #743579
 11-01-33                               5.50              267,208             272,215
Federal Natl Mtge Assn #745355
 03-01-36                               5.00           17,066,056(s)       17,197,099
Federal Natl Mtge Assn #745563
 08-01-34                               5.50            1,312,780           1,337,380
Federal Natl Mtge Assn #747642
 11-01-28                               5.50            2,340,198           2,399,956
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            6,655,065           6,825,007
Federal Natl Mtge Assn #753091
 12-01-33                               5.50            3,822,958           3,894,596
Federal Natl Mtge Assn #757581
 01-01-19                               5.50              821,191             839,887
Federal Natl Mtge Assn #759342
 01-01-34                               6.50            1,341,501           1,390,684
Federal Natl Mtge Assn #765759
 12-01-18                               5.00            2,678,753           2,730,893
Federal Natl Mtge Assn #766641
 03-01-34                               5.00            5,988,693           6,038,421
Federal Natl Mtge Assn #776962
 04-01-29                               5.00           15,454,802          15,687,452
Federal Natl Mtge Assn #779676
 06-01-34                               5.00            2,044,523           2,061,500
Federal Natl Mtge Assn #804442
 12-01-34                               6.50            1,126,090           1,160,766
Federal Natl Mtge Assn #831870
 11-01-36                               6.50            1,498,739           1,542,547
Federal Natl Mtge Assn #844445
 12-01-35                               5.50           13,854,005          14,100,624
Federal Natl Mtge Assn #845109
 05-01-36                               6.00           24,584,999          25,149,411
Federal Natl Mtge Assn #878661
 02-01-36                               5.50            1,593,282           1,610,957
Federal Natl Mtge Assn #881629
 02-01-36                               5.50            1,082,367           1,094,036
Federal Natl Mtge Assn #882063
 06-01-36                               6.50            3,017,933           3,114,877
Federal Natl Mtge Assn #886291
 07-01-36                               7.00            6,267,401           6,565,366
Federal Natl Mtge Assn #909214
 07-01-38                               7.00            1,762,200           1,832,648
Federal Natl Mtge Assn #915770
 03-01-37                               6.50            2,807,061           2,888,514
Federal Natl Mtge Assn #928860
 11-01-37                               8.00            1,270,304           1,337,835
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                              25.88           13,708,202(k)        1,574,070
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                               9.86            2,578,122(k)          316,157
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              15.72              727,285(k)           59,866
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                              12.99           13,925,140(k)        2,279,985
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                              13.46           21,778,448(k)        3,452,224
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series 43 Cl 1
 09-01-18                               2.72               12,823(l)           12,042
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00            2,765,111           2,952,355
Govt Natl Mtge Assn
 12-01-38                               5.50           19,000,000(g)       19,261,250
 12-01-38                               6.00           20,000,000(g)       20,425,000
Govt Natl Mtge Assn #345538
 02-15-24                               8.00               92,742              99,409
Govt Natl Mtge Assn #398831
 08-15-26                               8.00              120,475             129,148
Govt Natl Mtge Assn #423782
 05-15-26                               7.50              304,981             322,990
Govt Natl Mtge Assn #425004
 10-15-33                               5.50            3,265,700           3,334,427
Govt Natl Mtge Assn #426170
 06-15-26                               8.00              104,124             111,621
Govt Natl Mtge Assn #567717
 06-15-32                               7.50               15,206              16,113
Govt Natl Mtge Assn #595256
 12-15-32                               6.00            5,324,466           5,458,151
Govt Natl Mtge Assn #604580
 08-15-33                               5.00            3,249,290           3,284,164
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            8,435,186           8,612,707
Govt Natl Mtge Assn #606844
 09-15-33                               5.00            7,915,604           8,000,560
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              27.15            6,168,017(k)          679,497
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              85.48              877,982(k)           32,020
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               1.81              266,107(j)           91,604
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                               1.66              925,450(j)          279,264
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               4.82           65,790,560(b,k)              1
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                               6.72           30,051,984(k)          306,909
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                               5.81            5,732,949(j)        2,642,472
Lehman Mortgage Trust
 Collateralized Mtge Obligation
 Series 2008-2 Cl 1A2
 03-25-38                               6.00            7,277,522           3,301,891
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50           18,676,541           7,990,067
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00            5,076,440           4,372,084
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            2,887,955           2,645,028
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            4,117,485           3,858,785
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            5,671,961           5,217,887
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                               5.50              950,000             783,812


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
 04-25-37                               1.58%            $946,005(i)         $314,278
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                               6.00           17,304,373          10,792,926
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            5,073,357           4,356,563
Residential Funding Mtge Securities I
 Collateralized Mtge Obligation
 Series 2005-S6 Cl A8
 08-25-35                               5.25           20,149,685          13,588,051
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.91              644,910(j)          371,497
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50           11,967,298           9,021,753
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                               0.00           23,931,472(k,w)             --
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.29            5,133,624(j)        3,588,827
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                               5.93            4,762,587(j)        2,716,039
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                               3.48            6,411,702(j)        2,699,755
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00           25,257,428          22,422,203
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50            1,899,659           1,346,606
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50           10,090,160           9,248,268
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11           10,699,453(j)        7,181,994
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                               6.00           16,557,745           8,238,823
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                               6.00            6,995,321           3,173,854
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                               6.00           14,337,349           8,942,361
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-AR9 Cl A2
 12-28-37                               6.39            9,231,327(j)        4,042,335
                                                                      ---------------
Total                                                                   1,460,700,457
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (--%)
Moog
 Sr Sub Nts
 06-15-18                               7.25              915,000(d)          704,550
-------------------------------------------------------------------------------------


BANKING (1.2%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37              975,000(c,d)        828,750
Bank of America
 Sr Unsecured
 05-01-18                               5.65           11,845,000          11,071,309
Citigroup
 Sr Unsecured
 02-14-11                               5.13            4,235,000           4,018,592
 04-11-13                               5.50            8,475,000           7,712,886
 05-15-18                               6.13            2,816,000           2,573,782
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63           15,595,000          11,866,036
                                                                      ---------------
Total                                                                      38,071,355
-------------------------------------------------------------------------------------


BROKERAGE (0.3%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88              755,000(b,g,t)       75,500
 05-02-18                               6.88            9,285,000(b,t)        928,500
Merrill Lynch & Co
 04-25-18                               6.88            5,720,000           5,407,350
Merrill Lynch & Co
 Sr Unsecured
 02-05-13                               5.45            1,545,000           1,430,853
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63            1,355,000           1,123,791
                                                                      ---------------
Total                                                                       8,965,994
-------------------------------------------------------------------------------------


CHEMICALS (0.3%)
Airgas
 10-01-18                               7.13            2,695,000(d)        2,156,000
Chemtura
 06-01-16                               6.88            2,950,000           1,622,500
INVISTA
 Sr Unsecured
 05-01-12                               9.25            6,251,000(d)        4,938,290
NALCO
 11-15-11                               7.75            1,415,000           1,255,813
                                                                      ---------------
Total                                                                       9,972,603
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.6%)
Clorox
 Sr Unsecured
 10-15-12                               5.45            6,970,000           6,809,911
 03-01-13                               5.00           12,470,000          11,791,711
                                                                      ---------------
Total                                                                      18,601,622
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.3%)
Tyco Electronics Group
 10-01-12                               6.00            1,720,000(c)        1,605,460
 01-15-14                               5.95            7,850,000(c)        7,450,244
                                                                      ---------------
Total                                                                       9,055,704
-------------------------------------------------------------------------------------


ELECTRIC (5.3%)
Aquila
 Sr Unsecured
 07-01-12                              11.88            1,675,000           1,633,125
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88           13,575,000          14,317,471
Consumers Energy
 1st Mtge
 09-15-18                               5.65            2,030,000           1,790,135
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80           16,035,000          15,994,382
Detroit Edison
 10-01-13                               6.40            6,325,000           6,481,639
Dominion Resources
 Sr Nts
 01-15-19                               8.88            4,940,000(g)        5,034,769
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30            3,130,000           3,048,708
Duke Energy Carolinas LLC
 1st Refunding Mtge Series C
 11-15-18                               7.00            3,475,000           3,662,104
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38            9,880,000          10,073,302
Duke Energy Indiana
 1st Mtge
 08-15-38                               6.35            3,925,000           3,704,541
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50            2,040,000           1,662,600
 06-15-16                               7.75            1,235,000             966,388
Exelon
 Sr Unsecured
 06-15-10                               4.45           11,905,000          11,344,691
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45            5,945,000           5,620,125


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Florida Power
 1st Mtge
 06-15-38                               6.40%          $4,900,000          $4,709,944
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05           10,870,000           8,357,084
Majapahit Holding
 10-17-16                               7.75              480,000(c,d)        278,400
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              163,621             149,713
Nevada Power
 08-01-18                               6.50            6,295,000           5,825,632
Nevada Power
 Series M
 03-15-16                               5.95            4,535,000           4,083,205
NiSource Finance
 03-01-13                               6.15            3,890,000           3,268,876
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            8,930,000           8,992,564
NRG Energy
 02-01-16                               7.38            6,070,000           4,931,875
Pacific Gas & Electric
 Sr Unsecured
 10-15-18                               8.25            5,950,000           6,606,795
PacifiCorp
 1st Mtge
 09-15-13                               5.45            5,095,000           5,083,526
 07-15-38                               6.35            5,395,000           5,158,427
Portland General Electric
 03-15-10                               7.88            3,165,000           3,248,974
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40            3,160,000           2,342,758
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13            7,935,000           8,301,458
Sierra Pacific Power
 Series M
 05-15-16                               6.00           13,555,000          12,291,864
Southern California Edison
 1st Mtge
 03-15-14                               5.75            2,495,000           2,536,483
                                                                      ---------------
Total                                                                     171,501,558
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.2%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            5,209,587(n)        4,897,012
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.1%)
Allied Waste North America
 Series B
 04-15-14                               7.38            1,220,000           1,104,100
Allied Waste North America
 Sr Secured
 02-15-14                               6.13              875,000             759,063
 06-01-17                               6.88            1,525,000           1,334,375
                                                                      ---------------
Total                                                                       3,197,538
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (1.6%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75            3,895,000           3,854,994
Cott Beverages USA
 12-15-11                               8.00            2,650,000           1,563,500
Dr Pepper Snapple Group
 05-01-18                               6.82            7,760,000(d)        7,327,760
Kraft Foods
 Sr Unsecured
 01-26-39                               6.88            7,620,000           6,653,613
Molson Coors Capital Finance
 09-22-10                               4.85           13,415,000(c)       13,146,552
SABMiller
 01-15-14                               5.70           21,775,000(c,d)     19,973,520
                                                                      ---------------
Total                                                                      52,519,939
-------------------------------------------------------------------------------------


GAMING (0.3%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13            1,215,000             686,475
MGM Mirage
 Sr Secured
 11-15-13                              13.00            5,965,000(d)        5,070,250
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00              750,000             472,500
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38            2,505,000(d)        1,189,875
Wynn Las Vegas LLC/Capital
 1st Mtge
 12-01-14                               6.63            5,195,000           3,675,463
                                                                      ---------------
Total                                                                      11,094,563
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.2%)
Southern California Gas
 1st Mtge
 03-15-14                               5.50            5,700,000           5,737,871
-------------------------------------------------------------------------------------


GAS PIPELINES (1.8%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            8,660,000           7,990,088
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           13,808,000          11,531,351
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75            2,345,000           2,254,535
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80            1,700,000(d)        1,345,791
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            9,860,000           8,400,455
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            9,256,000(d)        7,080,840
Southern Star Central
 Sr Nts
 03-01-16                               6.75            1,460,000           1,182,600
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40           11,329,000          10,266,453
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00            7,965,000           7,886,704
                                                                      ---------------
Total                                                                      57,938,817
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65            3,860,000           3,592,802
DaVita
 03-15-13                               6.63            3,500,000           3,097,500
Omnicare
 12-15-13                               6.75            2,370,000           1,978,950
 12-15-15                               6.88              355,000             287,550
                                                                      ---------------
Total                                                                       8,956,802
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            3,370,000           2,287,785
 03-15-17                               5.95            1,685,000             879,422
                                                                      ---------------
Total                                                                       3,167,207
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (3.4%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               3.22            2,175,000(i)        2,084,716
 09-15-16                               5.95           13,215,000          11,575,045
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75            8,795,000(c)        6,941,728
Chesapeake Energy
 01-15-16                               6.63            3,580,000           2,497,050
 01-15-16                               6.88            1,710,000           1,205,550
EnCana Holdings Finance
 05-01-14                               5.80            9,010,000(c)        7,984,166
EnCana
 Sr Unsecured
 11-01-11                               6.30           17,330,000(c)       16,955,533
 10-15-13                               4.75            6,305,000(c)        5,780,482
 08-15-37                               6.63            2,465,000(c)        1,916,565
Nexen
 Sr Unsecured
 11-20-13                               5.05            3,275,000(c)        2,955,714
 05-15-37                               6.40           10,743,000(c)        7,764,342
Quicksilver Resources
 08-01-15                               8.25            6,120,000           3,978,000
SandRidge Energy
 Sr Unsecured
 06-01-18                               8.00            5,740,000(d)        3,644,900
XTO Energy
 Sr Unsecured
 02-01-14                               4.90           21,995,000          19,261,978
 01-31-15                               5.00            6,965,000           6,078,718
 06-30-15                               5.30           11,615,000          10,269,797
                                                                      ---------------
Total                                                                     110,894,284
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


INTEGRATED ENERGY (1.0%)
BP Capital Markets
 11-07-13                               5.25%         $11,140,000(c)      $11,292,019
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90           11,760,000           9,705,111
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80           11,560,000(c)        8,221,056
Suncor Energy
 Sr Unsecured
 06-01-39                               6.85            3,320,000(c)        2,569,548
TNK-BP Finance
 03-13-18                               7.88              545,000(c,d)        229,581
                                                                      ---------------
Total                                                                      32,017,315
-------------------------------------------------------------------------------------


LIFE INSURANCE (1.2%)
MetLife
 Sr Unsecured Series A
 08-15-18                               6.82            5,695,000           4,966,777
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13           16,595,000(d)       15,075,761
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40           11,265,000(d)       10,000,513
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            8,140,000           7,581,336
                                                                      ---------------
Total                                                                      37,624,387
-------------------------------------------------------------------------------------


MEDIA CABLE (1.1%)
Comcast
 03-15-11                               5.50           13,135,000          12,570,147
 03-15-37                               6.45           14,400,000          11,313,605
 05-15-38                               6.40            5,480,000           4,270,520
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13            5,335,000           5,121,600
Videotron
 04-15-18                               9.13            1,530,000(c,d)      1,342,575
Virgin Media Finance
 04-15-14                               8.75            1,405,000(c)        1,015,113
                                                                      ---------------
Total                                                                      35,633,560
-------------------------------------------------------------------------------------


MEDIA NON CABLE (3.2%)
British Sky Broadcasting Group
 02-23-09                               6.88           16,285,000(c)       16,197,712
 02-15-18                               6.10           11,065,000(c,d)      8,985,887
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63            3,505,000           2,988,013
EchoStar DBS
 10-01-13                               7.00              225,000             168,750
 10-01-14                               6.63            3,653,000           2,611,895
 02-01-16                               7.13            2,945,000           2,090,950
Lamar Media
 08-15-15                               6.63            6,010,000           4,357,250
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70            4,265,000           2,861,580
News America
 12-15-35                               6.40            9,565,000           7,459,064
 11-15-37                               6.65            2,370,000           1,900,363
Rainbow Natl Services LLC
 09-01-12                               8.75            1,850,000(d)        1,628,000
Reed Elsevier Capital
 08-01-11                               6.75            7,680,000           7,429,099
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           20,400,000          14,429,328
Thomson Reuters
 08-15-09                               4.25            6,430,000(c)        6,352,068
 10-01-14                               5.70           16,650,000(c)       15,112,040
 07-15-18                               6.50           10,170,000(c)        9,302,631
                                                                      ---------------
Total                                                                     103,874,630
-------------------------------------------------------------------------------------


METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38            2,580,000           1,831,800
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.2%)
Gaz Capital
 Secured
 11-22-16                               6.21            1,255,000(c,d)        753,000
Halliburton
 Sr Unsecured
 09-15-38                               6.70            6,670,000           6,426,873
KazMunaiGaz Finance
 07-02-18                               9.13              720,000(c,d)        483,836
                                                                      ---------------
Total                                                                       7,663,709
-------------------------------------------------------------------------------------


PACKAGING (0.3%)
Crown Americas LLC/Capital
 11-15-15                               7.75            4,475,000           4,049,875
Owens-Brockway Glass Container
 05-15-13                               8.25            4,320,000           4,060,800
Vitro
 02-01-17                               9.13            4,465,000(c)        1,183,225
                                                                      ---------------
Total                                                                       9,293,900
-------------------------------------------------------------------------------------


PAPER (0.1%)
NewPage
 Sr Secured
 05-01-12                              10.00            3,530,000           1,906,200
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              890,000             235,850
                                                                      ---------------
Total                                                                       2,142,050
-------------------------------------------------------------------------------------


RAILROADS (0.7%)
CSX
 Sr Unsecured
 03-15-12                               6.30            4,400,000           4,190,463
 03-15-13                               5.75           10,785,000          10,140,424
 04-01-15                               6.25            9,760,000           9,102,625
                                                                      ---------------
Total                                                                      23,433,512
-------------------------------------------------------------------------------------


REITS (0.1%)
Brandywine Operating Partnership LP
 05-01-17                               5.70            1,905,000           1,174,145
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75            4,285,000           2,562,396
Simon Property Group LP
 Sr Unsecured
 12-01-16                               5.25              915,000             566,498
                                                                      ---------------
Total                                                                       4,303,039
-------------------------------------------------------------------------------------


RETAILERS (0.6%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20            2,060,000           1,914,927
Macys Retail Holdings
 07-15-09                               4.80           17,954,000          16,657,362
Neiman Marcus Group
 Pay-in-kind
 10-15-15                               9.00              830,000(x)          352,750
                                                                      ---------------
Total                                                                      18,925,039
-------------------------------------------------------------------------------------


SUPERMARKETS (0.1%)
Kroger
 04-15-12                               6.75            3,790,000           3,780,177
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Communications & Power Inds
 02-01-12                               8.00              110,000              90,200
SunGard Data Systems
 08-15-13                               9.13            1,145,000             887,375
                                                                      ---------------
Total                                                                         977,575
-------------------------------------------------------------------------------------


TOBACCO (0.9%)
Philip Morris Intl
 Sr Unsecured
 03-17-14                               6.88           22,300,000          22,537,317
 05-16-18                               5.65            7,910,000           7,099,407
                                                                      ---------------
Total                                                                      29,636,724
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.6%)
Erac USA Finance
 10-15-17                               6.38           23,290,000(d)       15,410,604
Hertz
 01-01-14                               8.88            4,885,000           2,521,881
                                                                      ---------------
Total                                                                      17,932,485
-------------------------------------------------------------------------------------


TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       15,000,000,000(c)          863,541
-------------------------------------------------------------------------------------


WIRELESS (0.6%)
Centennial Communications
 Sr Nts
 01-01-13                               9.63            5,640,000(i)        5,273,400
Nextel Communications
 Series D
 08-01-15                               7.38            4,480,000           1,792,000
Nextel Communications
 Series E
 10-31-13                               6.88              310,000             130,200
Rogers Communications
 08-15-18                               6.80            8,830,000(c)        8,024,263


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELESS (CONT.)
Sprint Capital
 01-30-11                               7.63%          $6,800,000          $4,896,000
                                                                      ---------------
Total                                                                      20,115,863
-------------------------------------------------------------------------------------


WIRELINES (5.6%)
AT&T
 Sr Unsecured
 03-15-11                               6.25           14,811,000          14,762,079
 01-15-38                               6.30           10,435,000           8,550,502
 05-15-38                               6.40           13,025,000          10,814,600
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13            1,770,000           1,022,175
Qwest
 Sr Unsecured
 10-01-14                               7.50            4,950,000           3,811,500
 06-15-15                               7.63            2,030,000           1,532,650
Telecom Italia Capital
 11-15-13                               5.25           31,965,000(c)       24,293,400
Telefonica Europe
 09-15-10                               7.75           19,171,000(c)       19,103,902
TELUS
 Sr Unsecured
 06-01-11                               8.00           42,581,000(c)       43,045,430
Verizon Communications
 04-15-38                               6.90            4,150,000           3,458,468
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88           41,117,000          39,491,809
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            9,025,000           8,706,326
Windstream
 08-01-16                               8.63            1,535,000           1,197,300
 03-15-19                               7.00            2,700,000           1,869,750
                                                                      ---------------
Total                                                                     181,659,891
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $3,926,145,597)                                                 $3,512,003,472
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation Revenue Bonds Series 2007A-1
 06-01-46                               6.71%          $9,445,000          $7,313,925
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $9,431,628)                                                         $7,313,925
-------------------------------------------------------------------------------------


SENIOR LOANS (1.9%)(p)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT             VALUE(a)


CHEMICALS (0.1%)
Hexion Specialty Chemicals Tranche C Term Loan
 TBD                                     TBD           $5,188,000(g,q)     $2,766,916
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (--%)
Manitowoc Tranche B Term Loan
 08-21-14                               6.50%           1,630,000           1,164,097
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.2%)
West Corp Tranche B2 Term Loan
 TBD                                     TBD              440,000(g,q)        272,800
 10-24-13                          3.77-4.73            8,262,589           5,122,805
                                                                      ---------------
Total                                                                       5,395,605
-------------------------------------------------------------------------------------


ELECTRIC (0.2%)
Energy Future Holdings Tranche B3 Term Loan
 TBD                                     TBD            2,485,000(g,q)      1,683,588
 10-10-14                          5.27-7.26            6,040,000           4,092,100
                                                                      ---------------
Total                                                                       5,775,688
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.1%)
Pinnacle Foods Finance LLC Term Loan
 TBD                                     TBD            1,700,000(g,q)      1,164,500
 04-02-14                          5.60-6.80            4,340,000           2,972,900
                                                                      ---------------
Total                                                                       4,137,400
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Community Health Systems Delayed Draw Term Loan
 TBD                                     TBD              253,243(g,q,r)      185,344
Community Health Systems Term Loan
 07-25-14                          4.02-4.45            4,951,634           3,624,001
HCA Tranche B Term Loan
 11-17-13                               6.01            7,210,213           5,390,859
                                                                      ---------------
Total                                                                       9,200,204
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications Term Loan
 09-06-14                          3.63-5.47            6,392,058           4,306,010
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.1%)
Idearc Tranche B Term Loan
 11-17-14                          5.12-5.77            2,611,412             847,534
Nielsen Finance Term Loan
 08-09-13                          3.77-4.39            5,810,713(c)        3,867,261
                                                                      ---------------
Total                                                                       4,714,795
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.2%)
Dresser Tranche B 1st Lien Term Loan
 TBD                                     TBD            2,026,795(g,q)      1,388,355
 05-04-14                          3.69-4.49            5,140,000           3,520,900
                                                                      ---------------
Total                                                                       4,909,255
-------------------------------------------------------------------------------------


PAPER (0.2%)
Georgia-Pacific Tranche B Term Loan
 12-21-12                          4.57-5.47                7,209               5,610
Georgia-Pacific Tranche B1 Term Loan
 TBD                                     TBD            8,040,000(g,q)      6,256,165
Newpage Corp Term Loan
 12-21-14                               7.00            1,160,000             827,741
                                                                      ---------------
Total                                                                       7,089,516
-------------------------------------------------------------------------------------


RETAILERS (0.1%)
Neiman Marcus Group Term Loan
 TBD                                     TBD            1,000,000(g,q)        628,570
 04-06-13                               4.57            3,265,000           2,052,281
                                                                      ---------------
Total                                                                       2,680,851
-------------------------------------------------------------------------------------


TECHNOLOGY (0.1%)
Flextronics Intl Term Loan
 10-01-14                               6.13                3,033               2,063
SunGard Data Systems Tranche B Term Loan
 TBD                                     TBD            5,400,000(g,q)      3,704,886
                                                                      ---------------
Total                                                                       3,706,949
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (--%)
Hertz Letter of Credit
 TBD                                     TBD              248,460(g,q)        153,218
Hertz Tranche B Term Loan
 TBD                                     TBD            1,391,540(g,q)        858,121
                                                                      ---------------
Total                                                                       1,011,339
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
Alltel Communications Tranche B2 Term Loan
 TBD                                     TBD            3,775,000(g,q)      3,587,118
 05-15-15                               5.32            1,510,000           1,434,848
                                                                      ---------------
Total                                                                       5,021,966
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $72,812,632)                                                       $61,880,591
-------------------------------------------------------------------------------------






COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                                    6,950,000(b,n)               $7
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $--)                                                                        $7
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.69%             127,314,689(v)       $127,314,689
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $127,314,689)                                                     $127,314,689
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,135,704,546)(y)                                              $3,708,512,684
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
10  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2008



                                                          NUMBER OF                                  UNREALIZED
                                                          CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                    LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                       359       $45,766,892   March 2009        $849,193
U.S. Treasury Note, 2-year                                    426        92,362,125   March 2009         704,925
U.S. Treasury Note, 5-year                                 (2,480)     (289,443,131)  March 2009      (3,552,270)
U.S. Treasury Note, 10-year                                (2,303)     (278,591,031)  March 2009      (7,709,337)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                $(9,707,489)
-----------------------------------------------------------------------------------------------------------------




CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT NOV. 30, 2008



                                          REFERENCED         BUY/SELL    PAY/RECEIVE     EXPIRATION      NOTIONAL     UNREALIZED
COUNTERPARTY                                ENTITY          PROTECTION    FIXED RATE        DATE          AMOUNT     APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                       Home Depot                  Buy           .50      March 20, 2011   $1,920,000       $94,650
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                       ConAgra Foods               Buy           .18      Sept. 20, 2011    3,895,000        58,812
---------------------------------------------------------------------------------------------------------------------------------
Citibank                            Reed Elsevier Capital       Buy           .26      Sept. 20, 2011    1,915,000        62,747
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                       FirstEnergy                 Buy           .60       Dec. 20, 2011    1,750,000        31,049
---------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                Kroger                      Buy           .36      March 20, 2012    3,790,000        70,972
---------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                Cardinal Health             Buy          .225       June 20, 2012    3,860,000        72,241
---------------------------------------------------------------------------------------------------------------------------------
Citibank                            Clorox                      Buy           .31       Dec. 20, 2012    3,110,000        81,502
---------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                NiSource Finance            Buy           .55       Dec. 20, 2012    3,890,000       543,342
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $1,015,315
---------------------------------------------------------------------------------------------------------------------------------




FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOV. 30, 2008



                                               CURRENCY TO               CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED               BE RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Dec. 10, 2008                                        15,019,000               9,727,055             $--          $(113,093)
                                              Australian Dollar             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Dec. 10, 2008                                         8,056,000               6,487,200              --            (10,035)
                                                Canadian Dollar             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Dec. 10, 2008                                        12,529,000              15,998,253          82,630                 --
                                         European Monetary Unit             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Dec. 10, 2008                                         9,700,683              17,821,000          85,609                 --
                                                    U.S. Dollar      New Zealand Dollar
---------------------------------------------------------------------------------------------------------------------------
Dec. 10, 2008                                        16,164,712             113,197,000          74,714                 --
                                                    U.S. Dollar         Norwegian Krone
---------------------------------------------------------------------------------------------------------------------------
Dec. 10, 2008                                         6,565,314               7,722,000              --           (199,589)
                                                    U.S. Dollar             Swiss Franc
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                          $242,953          $(322,717)
---------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2008, the value of foreign securities represented 9.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2008, the value of these securities amounted to $170,387,364 or 5.2% of net assets.

(e) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.


--------------------------------------------------------------------------------
11  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Nov. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $493,829,958.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2008.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2008.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2008.

(l) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2008.

(m) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Nov. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
--------------------------------------------------------------------------
Banc of America Funding*
  Collateralized Mtge Obligation
  Series 2006-2 Cl N1
  7.25% 2046                         11-14-06 thru 10-14-08       $304,549
Crown Paper Escrow
  Common                                    04-16-07                    --
United Artists Theatre Circuit
  Pass-Through Ctfs
  9.30% 2015                         02-23-96 thru 08-12-96      5,045,491


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(o) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2008:

                                                   PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                             AMOUNT        DATE       RECEIVABLE       VALUE
-------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  12-01-23 5.50%                                  $14,700,000    12-16-08    $14,815,418    $14,952,664


(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r) At Nov. 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems
  Delayed Draw                                                               $253,243


(s) At Nov. 30, 2008, investments in securities included securities valued at $12,842,692 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(t) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(u) On Dec. 17, 2007, Renaissance Home Equity Loan Trust Series 2007-2 filed a Chapter 11 bankruptcy petition.


--------------------------------------------------------------------------------
12  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(v) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Nov. 30, 2008.

(w)  Negligible market value.

(x) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(y) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $4,135,705,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $52,892,000
Unrealized depreciation                                                     (480,084,000)
----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(427,192,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                                                   FAIR VALUE AT NOV. 30, 2008
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                       $357,031,467      $3,266,966,267     $84,514,950    $3,708,512,684
Other financial instruments*                      (9,787,253)          1,015,315              --        (8,771,938)

------------------------------------------------------------------------------------------------------------------
Total                                           $347,244,214      $3,267,981,582     $84,514,950    $3,699,740,746
------------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Aug. 31, 2008                                                     $90,234,544
  Accrued discounts/premiums                                                       (254,648)
  Realized gain (loss)                                                               31,276
  Change in unrealized appreciation (depreciation)                              (28,920,280)
  Net purchases (sales)                                                          (3,360,884)
  Transfers in and/or out of Level 3                                             26,784,942

--------------------------------------------------------------------------------------------
Balance as of Nov. 30, 2008                                                     $84,514,950
--------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
13  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Diversified Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date January 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date January 29, 2009